Financial Assets at Fair Value through Profit or Loss - Summary of Trading Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 49,254	[1]	€ 50,152
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	6,256		5,213
Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	8,499		8,898
Derivatives [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	21,694		22,110
Loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 12,806		€ 13,931

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.